o 103 P-3

                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF
                  TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
                              DATED JANUARY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. On February 25, 2000, the board of directors of Templeton Global Smaller Companies Fund, Inc. approved an increase in the capitalization level for a smaller company to $2 billion effective as of June 1, 2000.

  The "Smaller Companies" section on page 2 is replaced with the following:

   Smaller companies generally are those with market capitalizations that would place them in the lowest 20% size class of companies whose equity securities are listed on a U.S. securities exchange or traded on the National Association of Securities Dealers Automated Quotations (NASDAQ) system. The fund will invest 75% of its assets in these companies. In connection with this 75% strategy, the fund's board of directors has adopted an operating policy, which may be changed without shareholder approval, that the fund will not buy securities of companies with market capitalizations of more than $2 billion. Because the fund may apply the U.S. size standard on a global basis, in some emerging markets the fund may invest in companies that qualify as small cap but still are among the largest in that market.

III. The "Management" section on page 11 is replaced with the following:

[INSERT GRAPHIC OF BRIEFCASE]  Management


Templeton Investment Counsel, Inc. (Investment Counsel), 500 East Broward Blvd., Ft. Lauderdale, FL 33394-3091, is the fund's investment manager. Together, Investment Counsel and its affiliates manage over $233 billion in assets.

The team responsible for the fund's management is:

SIMON RUDOLPH, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL
Mr. Rudoph has been a manager of the Fund since 1997, when he joined the Franklin Templeton Group in 1997. Previously, he was an executive director with Morgan Stanley.

TUCKER  SCOTT CFA, VICE PRESIDENT OF INVESTMENT COUNSEL
Mr. Scott has been a manager of the fund since 1999. He joined the Franklin Templeton Group in 1996. Previously, he worked for Aeltus Investment Management.

The fund pays Investment Counsel a fee for managing the fund's assets. For the fiscal year ended August 31, 1999, the fund paid 0.75% of its average daily net assets to the manager for its services.

IV. The section "Sales charge waivers" on page 20 is replaced with the following:

  SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

V. The section "Minimum investments" on page 21 is replaced with the following:


MINIMUM INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                                                      INITIAL             ADDITIONAL
-----------------------------------------------------------------------------------------------------------

Regular accounts                                                      $1,000              $50
-----------------------------------------------------------------------------------------------------------
Automatic investment plans                                            $50 ($25 for an     $50 ($25 for an
                                                                      Education IRA)       Education IRA)
-----------------------------------------------------------------------------------------------------------
UGMA/UTMA accounts                                                    $100                $50
-----------------------------------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers, Education IRAs or Roth IRAs)         no minimum          no minimum
-----------------------------------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth IRAs                      $250                $50
-----------------------------------------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs                         $250                $50
-----------------------------------------------------------------------------------------------------------
Full-time employees, officers, trustees and directors of
Franklin Templeton entities, and their immediate family members        $100                $50
-----------------------------------------------------------------------------------------------------------

      PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE
                         IN YOUR STATE OR JURISDICTION.


VI. The section "Account Application" on page 22 is replaced with the following:

  ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 23). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

VII. Effective July 3, 2000, the following is added to the section "Buying shares" on page 22:


[INSERT GRAPHIC OF PHONE]               If you have another Franklin Templeton       Before requesting a telephone purchase,
                                        account with your bank account               please make sure we have your bank account
 By Phone                               information on file, you may open a new      information on file. If we do not have this
(Up to $100,000 per day)                account by phone. The accounts must be       information, you will need to send written
1-800/632-2301                          identically registered.                      instructions with your bank's name and
                                                                                     address, a voided check or savings account
                                        To make a same day investment, please        deposit slip, and a signature guarantee if
                                        call us by 1:00 p.m. Pacific time or the     the ownership of the bank and fund accounts
                                        close of the New York Stock Exchange,        is different.
                                        whichever is earlier.
                                                                                     To make a same day investment, please call us
                                                                                     by 1:00 p.m. Pacific time or the close of the
                                                                                     New York Stock Exchange, whichever is earlier.




VIII. The section "Automatic Investment Plan" on page 23 is replaced with the following:

  AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

IX. The following section is added to "Investor Services" on page 23:

  AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

X. The section "Telephone Privileges" on page 23 is replaced with the following:

  TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone. For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account. As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

XI. The section "Dealer compensation" on page 30 is replaced with the following:

  DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.


                                          CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
  COMMISSION (%)                              --          3.00          2.00
  Investment under $100,000                 4.00            --            --
  $100,000 but under $250,000               3.25            --            --
  $250,000 but under $500,000               2.25            --            --
  $500,000 but under $1 million             1.85            --            --
  $1 million or more                  up to 0.75/1/         --            --
  12B-1 FEE TO DEALER                       0.15           0.15/2/      0.65/3/

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1/ and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.

2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.

3. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

  MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a Class A NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

              Please keep this supplement for future reference.







o 103 PA-3

                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF
          TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC. - ADVISOR CLASS
                              DATED JANUARY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. On February 25, 2000, the fund's Board of Directors approved an increase in the capitalization level for a smaller company to $2 billion effective as of June 1, 2000.

  The "Smaller Companies" section on page 2 is replaced with the following:

   Smaller companies generally are those with market capitalizations that would place them in the lowest 20% size class of companies whose equity securities are listed on a U.S. securities exchange or traded on the National Association of Securities Dealers Automated Quotations (Nasdaq) system. The fund invests 75% of its assets in these companies. In connection with this 75% strategy, the fund's Board of Directors has adopted an operating policy, which may be changed without shareholder approval, that the fund will not buy securities of companies with market capitalizations of more than $2 billion. Because the fund may apply the U.S. size standard on a global basis, in some emerging markets the fund may invest in companies that qualify as small cap but still are among the largest in that market.

III. The "Management" section on page 10 is replaced with the following:


[INSERT GRAPHIC OF BRIEFCASE] MANAGEMENT

Templeton Investment Counsel, Inc. (Investment Counsel), 500 East Broward Blvd., Ft. Lauderdale, FL 33394-3091, is the fund's investment manager. Together, Investment Counsel and its affiliates manage over $233 billion in assets.

The team responsible for the fund's management is:

SIMON RUDOLPH, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL
Mr. Rudoph has been a manager of the fund since 1997, when he joined the Franklin Templeton Group in 1997. Previously, he was an executive director with Morgan Stanley.

TUCKER SCOTT CFA, VICE PRESIDENT OF INVESTMENT COUNSEL
Mr. Scott has been a manager of the fund since 1999. He joined the Franklin Templeton Group in 1996. Previously, he worked for Aeltus Investment Management.

The fund pays Investment Counsel a fee for managing the fund's assets. For the fiscal year ended August 31, 1999, the fund paid 0.75% of its average daily net assets to the manager for its services.

IV. The section "Account Application" on page 16 is replaced with the following:

  ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 17). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

V. Effective July 3, 2000, the following is added to the section "Buying shares" on page 16:


[INSERT GRAPHIC OF PHONE]               If you have another Franklin Templeton       Before requesting a telephone purchase,
                                        account with your bank account               please make sure we have your bank account
 By Phone                               information on file, you may open a new      information on file. If we do not have this
(Up to $100,000 per day)                account by phone. The accounts must be       information, you will need to send written
1-800/632-2301                          identically registered.                      instructions with your bank's name and
                                                                                     address, a voided check or savings account
                                        To make a same day investment, please        deposit slip, and a signature guarantee if
                                        call us by 1:00 p.m. Pacific time or the     the ownership of the bank and fund accounts
                                        close of the New York Stock Exchange,        is different.
                                        whichever is earlier.
                                                                                     To make a same day investment, please call us
                                                                                     by 1:00 p.m. Pacific time or the close of the
                                                                                     New York Stock Exchange, whichever is earlier.


VI. The section "Automatic Investment Plan" on page 17 is replaced with the following:

  AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

VII. The following section is added to "Investor Services" on page 17:

  AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

VIII. The section "Telephone Privileges" on page 17 is replaced with the following:

     TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

     For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

     As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

                Please keep this supplement for future reference.